Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Leases
11. Leases
The Company enters into lease arrangements for office facilities under non-cancellable
operating leases with various expiration dates.
As of March 31, 2022, the Company’s
right-of-use
(“ROU”) assets and total operating lease liabilities were $26.2 million and $39.2 million, respectively. As of December 31, 2021, the Company’s ROU assets and total operating lease liabilities were $28.4 million and $42.1 million, respectively. During the three months ended March 31, 2022, no ROU assets were obtained in exchange for new operating lease liabilities. During the three months ended March 31, 2021, less than $0.1 million of ROU assets were obtained in exchange for new operating lease liabilities.

14. Leases
The Company enters into lease arrangements for office facilities under non-cancellable
operating leases with various expiration dates. As of December 31, 2021 and 2020, the Company recognized operating lease liabilities of $42.1 million and $56.2 million, respectively, and right-of-use
assets of $28.4 million and $38.9 million, respectively.
The tables below present information regarding the Company’s lease assets and liabilities (in thousands, except years and percentages):

	As of December 31,
	2021	2020

Assets:
Operating lease right-of-use assets	$28,370	$38,922

Liabilities:
Current
Operating lease liabilities	11,290	15,910
Long-term
Operating lease liabilities	30,809	40,317

	$42,099	$56,227

The components of lease expense for the years ended December 31, 2021 and 2020 are as follows (in thousands):

	Year Ended December 31,
	2021	2020

Operating leases
Operating lease cost	$13,361	$15,967
Variable lease cost	2,036	2,781
Short-term lease rent expense	276	567
Less: Sublease income	(668)	(1,054)

Net rent expense	$15,005	$18,261

Other information related to leases were as follows (in thousands, except years and percentages):

	Year Ended December 31,
	2021	2020

Weighted-average remaining lease term – operating leases (in years)	3.75	4.36
Weighted-average discount rate – operating leases	5.9%	6.0%

	Year Ended December 31,
	2021	2020

Operating cash flows - operating leases	$15,120	$16,480
Right-of-use assets obtained in exchange for operating lease liabilities	$1,541	$2,500
Future minimum payments during the next five years and thereafter are as follows (in thousands):

2022	13,470
2023	12,663
2024	11,082
2025	7,086
2026	2,001
Thereafter	503

Total	46,805
Less: present value discount	(4,706)

Operating lease liabilities	$42,099

Rent expense under operating leases was $10.7 million, $12.4 million, and $12.7 million for the years ended December 31, 2021, 2020 and 2019, respectively.
On July 31, 2021, the Company exercised an option to early terminate approximately 30,880 square feet of space at our Washington, D.C. office in exchange for a termination fee of $1.3 million. The modification was not accounted for as a separate contract.
Subleases
The Company subleases certain of its office facilities under operating leases with various expiration dates. Sublease income amounted to $0.7 million, $1.1 million, and $1.0 million for the years ended December 31, 2021, 2020, and 2019, respectively, and is recorded in General and administrative expense in the Company’s Consolidated Statements of Operations and Comprehensive Loss.